Finance cost - Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Finance Income Expense [Abstract]
Summary of Net Finance (Cost) Income

The net finance (cost) income is comprised of the following for the years ended December 31, 2023, 2024 and 2025:

	2023		2024		2025
Interest income from cash equivalents	Ps.	1,094,923	Ps.	1,086,019	Ps.	973,778
Interest on recovered taxes		43,655		2,997		9,652
Gain in interest hedge		253,991		170,426		12,493
Other		10,395		29,829		29,396
Total finance income		1,402,964		1,289,271		1,025,319
Interest cost from bank loans		(679,027)		(786,038)		(654,422)
Other financing costs		(70,478)		(85,413)		(87,610)
Interest cost for debt securities		(2,689,771)		(3,232,972)		(3,716,303)
Total finance cost		(3,439,276)		(4,104,423)		(4,458,335)
Exchange gain		2,077,806		1,636,929		1,044,244
Exchange loss		(2,418,517)		(1,756,680)		(1,077,505)
Exchange (loss) - Net		(340,711)		(119,751)		(33,261)
Finance cost - Net	Ps.	(2,377,023)	Ps.	(2,934,903)	Ps.	(3,466,277)